     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 1999

     REGISTRATION NOS. 2-89536, 2-94915, 33-02813, 33-13386, 33-21320, 33-28038,
                                                    33-34403, 33-39606, 33-47078

                                                           33-49519 AND 33-53085
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 15

                                       TO

                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT

                    OF 1933 OF SECURITIES OF UNIT INVESTMENT

                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                           THE MERRILL LYNCH FUND OF

                  STRIPPED ('ZERO') U.S. TREASURY SECURITIES,

                   SERIES A, B, C, D, E, F, G, H, I, J AND K

                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:


                   MERRILL LYNCH, PIERCE, FENNER & SMITH
                               INCORPORATED
                            DEFINED ASSET FUNDS
                           POST OFFICE BOX 9051
                         PRINCETON, NJ 08543-9051


D. NAMES AND COMPLETE ADDRESSES OF AGENT FOR SERVICE:


                                                         COPIES TO:
  TERESA KONCICK, ESQ.
      P.O. BOX 9051
     PRINCETON, N.J.
       08543-9051
                                                   PIERRE DE SAINT PHALLE,
                                                            ESQ.
                                                    450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


Check box if it is proposed that this filing will become effective on April 30, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              THE MERRILL LYNCH FUND OF STRIPPED
                              ('ZERO') U.S. TREASURY SECURITIES SERIES A-K
                              (UNIT INVESTMENT TRUSTS)
                              O PORTFOLIOS OF 'ZERO COUPON' U.S. TREASURY SECURITIES
                              O DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                              O   UNITS SOLD TO SEPARATE ACCOUNTS TO FUND
                                  BENEFITS UNDER VARIABLE LIFE INSURANCE
                                  POLICIES



                               -------------------------------------------------
                               The Securities and Exchange Commission has not
                               approved or disapproved these Securities or
SPONSOR:                       passed upon the adequacy of this prospectus. Any
Merrill Lynch,                 representation to the contrary is a criminal
Pierce, Fenner & Smith         offense.
Incorporated                   Prospectus dated April 30, 1999.

--------------------------------------------------------------------------------


CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           6
   Distributions at Maturity............................           6
   Records and Reports..................................           6
The Risk You Face.......................................           6
   Price Risk...........................................           6
Selling or Exchanging Units.............................           6
   Sponsor's Secondary Market...........................           6
   Selling Units to the Trustee.........................           6
How The Fund Works......................................           7
   Pricing..............................................           7
   Evaluations..........................................           7
   Income...............................................           7
   Expenses.............................................           7
   Portfolio Changes....................................           7
   Termination..........................................           8
   Certificates.........................................           8
   Trust Indenture......................................           8
   Legal Opinion........................................           9
   Auditors.............................................           9
   Sponsor..............................................           9
   Trustee..............................................           9
   Sponsors's Profits...................................           9
   Code of Ethics.......................................          10
   Year 2000 Issues.....................................          10
Taxes...................................................          10
Supplemental Information................................          10
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks safety of capital and high yield to maturity by investing primarily in fixed portfolios of Stripped U.S. Treasury securities.
           Units are offered only to separate accounts to fund the benefits under variable insurance policies issued by Monarch Life Insurance Company, Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. These Accounts invest in units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.
           The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners. The term 'you' in this Prospectus refers to the Accounts (or the Sponsor if it holds units).
       2.  WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
           These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund consists of 11 separate series, each containing one or more unit investment trusts. Each trust is designated by the year in which its Stripped Treasury securities mature. Each trust also contains an interest-bearing U.S. Treasury note to provide income to pay the trust's expenses.
        o Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.
        o For each unit purchased, you will receive a total distribution of approximately $1,000 for units held until maturity of the underlying securities in the trust.
        o  The securities in the Fund but not the Fund or the units are backed by the full faith and credit of the United
           States.
        o  100% of the trusts consist of U.S. Treasury securities.



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR VARIOUS REASONS,
           INCLUDING:
        o  Rising interest rates can reduce the value of the units.
        o Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and increases when the time to maturity is longer.
        o If units are sold before the underlying securities mature, the value of your units may decrease, because market prices of the securities before maturity will vary with changes in interest rates and other factors.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.
           The Fund is not appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

       6.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a trust holds securities to maturity unless sales are needed to raise cash for redemptions.
       7.  HOW DO I BUY UNITS?
           Each Account buys units from the Sponsor. There is no minimum investment.
           Unit price is based on the net asset value of the trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the unit is added to the unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.
       8.  HOW DO I SELL UNITS?
           An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.
       9.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.
           The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.
      10.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in the Fund. TRANSACTION CHARGES
           The insurance company initially pays a transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:



                                                             PERCENT OF
                                                                  OFFER
                     REMAINING YEARS TO MATURITY                  PRICE
           ------------------------------------------------  -----------
           Less than 2 years...............................        0.25%
           At least 2 years but less than 3 years..........        0.50
           At least 3 years but less than 5 years..........        0.75
           At least 5 years but less than 8 years..........        1.00
           At least 8 years but less than 13 years                 1.50
           13 years or more................................        1.75

UNIT PRICE (as of December 31, 1998)
--------------------------------------------------------------------------------


                                              SERIES A          SERIES B          SERIES C    SERIES D    SERIES E    SERIES F
                                             ----------  ----------------------  ----------  ----------  ----------  ----------
                                                2003        2001        2005        2006        2007        2008        1999
                                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                             ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (based on offer side
evaluation of underlying Securities)         $   811.04  $   911.35  $   757.37  $   735.48  $   695.01  $   645.54  $   995.42
Plus transaction charge                      $     6.13  $     4.58  $     7.65  $     7.43  $    10.59  $     9.83  $     2.50
                                             ----------  ----------  ----------  ----------  ----------  ----------  ----------
Unit price per 1,000 Units                   $   817.17  $   915.93  $   765.02  $   742.91  $   705.60  $   655.37  $   997.92

                                                2009
                                               TRUST
                                             ----------
Net asset value (based on offer side
evaluation of underlying Securities)         $   609.68
Plus transaction charge                      $     9.29
                                             ----------
Unit price per 1,000 Units                   $   618.97


--------------------------------------------------------------------------------


                                               SERIES G          SERIES H    SERIES I    SERIES J          SERIES K
                                        ----------------------  ----------  ----------  ----------  ----------------------
                                           2000        2010        2011        2002        2013        2004        2014
                                          TRUST       TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                        ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (based on offer side
evaluation of underlying Securities)    $   953.11  $   567.82  $   539.49  $   868.98  $   474.72  $   789.31  $   441.61
Plus transaction charge                 $     2.39  $     8.65  $     8.22  $     6.57  $     8.45  $     7.97  $     7.87
                                        ----------  ----------  ----------  ----------  ----------  ----------  ----------
Unit price per 1,000 Units              $   955.50  $   576.47  $   547.71  $   875.55  $   483.17  $   797.28  $   449.48



--------------------------------------------------------------------------------

TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES
--------------------------------------------------------------------------------


 SERIES A         SERIES B        SERIES C   SERIES D   SERIES E         SERIES F
----------  --------------------  ---------  ---------  ---------  --------------------
   2003       2001       2005       2006       2007       2008       1999       2009
  TRUST       TRUST      TRUST      TRUST      TRUST      TRUST      TRUST      TRUST
----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
            $    0.35  $    0.35  $    0.31  $    0.33  $    0.36  $    0.35  $    0.36
$     0.35


--------------------------------------------------------------------------------


      SERIES G        SERIES H   SERIES I   SERIES J         SERIES K
--------------------  ---------  ---------  ---------  --------------------
  2000       2010       2011       2002       2013       2004       2014
  TRUST      TRUST      TRUST      TRUST      TRUST      TRUST      TRUST
---------  ---------  ---------  ---------  ---------  ---------  ---------
$    0.35  $    0.37  $    0.36  $    0.36  $    0.32  $    0.35  $    0.35


--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS AT MATURITY

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:
o with any distribution, a statement of income and other payments;
o an annual report on Fund transactions; and
o annual tax information. This also is sent to the IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size and diversity of the trust.

Payments for units could be delayed:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the trust's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
   o costs of actions taken to protect a trust and other legal fees and expenses;
   o termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;

   o size of the trust relative to its original size;
   o level of trust expenses;
   o yield to maturity;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the trusts; or
   o continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

Merrill Lynch, as Sponsor, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the U.S. Treasury, as issuer of the securities held by a trust, but we cannot predict whether any impact will be material to the trust.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an 'original issue discount' for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A (2003 Trust),
  Series B (2001 and 2005 Trusts), Series C (2006 Trust),
  Series D (2007 Trust), Series E (2008 Trust),
  Series F (2009 Trust), Series G (2000 and
  2010 Trusts), Series H (2011 Trust),
  Series I (2002 Trust), Series J (2013 Trust) and
  Series K (2004 and 2014 Trusts) (the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 1998 and the related statements of operations and of changes in net assets for the years ended December 31, 1998, 1997 and 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 1998, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1998 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
February 16, 1999
                                       D-1

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                        2003 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)          $48,504,172
  Other                                      87,722

            Total trust property         48,591,894

LESS LIABILITY - Other                        4,093

NET ASSETS (Note 2)                     $48,587,801

UNITS OUTSTANDING                        59,850,919

UNIT VALUE                                  $.81181


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS


                                                                   2003 TRUST
                                                            Years Ended December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $   22,308   $   24,902   $   27,183
  Accretion of original issue
    discount                                           3,487,242    3,628,183    3,638,172
  Trustee's fees and expenses                            (15,733)     (16,828)     (18,146)

  Net investment income                                3,493,817    3,636,257    3,647,209

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       732,262      818,013      828,620
  Unrealized appreciation (depreciation) of
    investments                                          893,998       31,844   (4,351,762)

  Realized and unrealized gain (loss) on
    investments                                        1,626,260      849,857   (3,523,142)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $5,120,077   $4,486,114   $  124,067


                              See Notes to Financial Statements.


                                              D-3

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2003 TRUST
                                                          Years Ended December 31,
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $ 3,493,817   $ 3,636,257   $ 3,647,209
  Realized gain on securities sold                     732,262       818,013       828,620
  Unrealized appreciation (depreciation) of
    investments                                        893,998        31,844    (4,351,762)

  Net increase (decrease) in net assets
    resulting from operations                        5,120,077     4,486,114       124,067

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                       199,957       213,357
  Redemptions of units                              (4,447,838)  (5,561,092)   (4,579,226)

  Net capital share transactions                    (4,447,838)  (5,361,135)   (4,365,869)

NET INCREASE (DECREASE) IN NET ASSETS                  672,239      (875,021)   (4,241,802)

NET ASSETS, BEGINNING OF YEAR                       47,915,562    48,790,583    53,032,385

NET ASSETS, END OF YEAR                            $48,587,801   $47,915,562   $48,790,583

UNIT VALUE, END OF YEAR                                $.81181       $.72956       $.66428

UNITS OUTSTANDING, END OF YEAR                      59,850,919    65,677,446    73,448,689


                              See Notes to Financial Statements.
                                              D-4

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1998


                                       2001 TRUST    2005 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)         $48,742,160   $25,628,714
  Other                                     72,932        28,713

           Total trust property         48,815,092    25,657,427

LESS LIABILITY - Other                       3,926         6,209

NET ASSETS (Note 2)                    $48,811,166   $25,651,218

UNITS OUTSTANDING                       53,520,078    33,867,164

UNIT VALUE                                 $.91202       $.75741


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS


                                                                   2001 TRUST
                                                           Years Ended  December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $   19,477   $   21,215   $   23,315
  Accretion of original issue discount                 3,908,822    3,964,020    4,052,834
  Trustee's fees and expenses                            (14,505)     (15,315)     (16,333)

  Net investment income                                3,913,794    3,969,920    4,059,816

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       320,464      444,680      729,602
  Unrealized appreciation (depreciation) of
    investments                                         (413,110)    (876,128)  (3,688,347)

  Realized and unrealized gain (loss) on
    investments                                          (92,646)    (431,448)  (2,958,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $3,821,148   $3,538,472   $1,101,071


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS


                                                                   2005 TRUST
                                                           Years Ended  December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $   11,497   $   12,069   $   12,909
  Accretion of original issue discount                 1,509,134    1,503,945    1,507,646
  Trustee's fees and expenses                            (10,112)     (10,338)     (10,945)

  Net investment income                                1,510,519    1,505,676    1,509,610

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       287,941      202,442      239,717
  Unrealized appreciation (depreciation) of
    investments                                          911,552      648,748   (1,944,792)

  Realized and unrealized gain (loss) on
    investments                                        1,199,493      851,190   (1,705,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $2,710,012   $2,356,866   $ (195,465)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2001 TRUST
                                                          Years Ended  December 31,
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $ 3,913,794   $ 3,969,920   $ 4,059,816
  Realized gain on securities sold                     320,464       444,680       729,602
  Unrealized appreciation (depreciation)
    of investments                                    (413,110)     (876,128)  (3,688,347)

  Net increase (decrease)in net assets
    resulting from operations                        3,821,148     3,538,472     1,101,071

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         647,129       397,111       809,728
  Redemptions of units                              (4,102,436)  (4,861,241)   (6,094,730)

  Net capital share transactions                    (3,455,307)  (4,464,130)   (5,285,002)

NET INCREASE (DECREASE) IN NET ASSETS                  365,841      (925,658)   (4,183,931)

NET ASSETS, BEGINNING OF YEAR                       48,445,325    49,370,983    53,554,914

NET ASSETS, END OF YEAR                            $48,811,166   $48,445,325   $49,370,983

UNIT VALUE, END OF YEAR                                $.91202       $.84350       $.78459

UNITS OUTSTANDING, END OF YEAR                      53,520,078    57,433,435    62,925,765



                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2005 TRUST
                                                          Years Ended  December 31,
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $ 1,510,519   $ 1,505,676   $ 1,509,610
  Realized gain on securities sold                     287,941       202,442       239,717
  Unrealized appreciation (depreciation)
    of investments                                     911,552       648,748    (1,944,792)

  Net increase (decrease) in net assets
    resulting from operations                        2,710,012     2,356,866      (195,465)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       2,239,894       743,426     1,171,904
  Redemptions of units                              (1,664,525)  (1,854,199)   (2,282,137)

  Net capital share transactions                       575,369    (1,110,773)  (1,110,233)

NET INCREASE (DECREASE) IN NET ASSETS                3,285,381     1,246,093    (1,305,698)

NET ASSETS, BEGINNING OF YEAR                       22,365,837    21,119,744    22,425,442

NET ASSETS, END OF YEAR                            $25,651,218   $22,365,837   $21,119,744

UNIT VALUE, END OF YEAR                                $.75741       $.67280       $.60348

UNITS OUTSTANDING, END OF YEAR                      33,867,164    33,242,884    34,996,785


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                         2006 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)           $8,903,785
  Other                                       2,288

           Total trust property           8,906,073

LESS LIABILITY - Other                           72

NET ASSETS (Note 2)                      $8,906,001

UNITS OUTSTANDING                        12,116,560

UNIT VALUE                                  $.73503



                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS


                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $    3,561   $    3,792     $  4,065
  Accretion of original issue discount                   466,132      485,166      467,093
  Trustee's fees and expenses                             (3,510)      (3,683)      (3,738)

  Net investment income                                  466,183      485,275      467,420

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       245,706      406,791       78,989
  Unrealized appreciation (depreciation)
    of investments                                       415,809      152,479     (488,521)

  Realized and unrealized gain (loss) on
    investments                                          661,515      559,270     (409,532)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,127,698   $1,044,545     $ 57,888


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         1998         1997         1996

OPERATIONS:
  Net investment income                               $  466,183   $  485,275   $  467,420
  Realized gain on securities sold                       245,706      406,791       78,989
  Unrealized appreciation (depreciation)
    of investments                                       415,809      152,479     (488,521)

  Net increase (decrease) in net assets
    resulting from operations                          1,127,698    1,044,545       57,888

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         1,237,586      245,845    2,799,053
  Redemptions of units                                  (697,866)  (1,459,989)    (582,696)

  Net capital share transactions                         539,720   (1,214,144)   2,216,357

NET INCREASE (DECREASE) IN NET ASSETS                  1,667,418     (169,599)   2,274,245

NET ASSETS, BEGINNING OF YEAR                          7,238,583    7,408,182    5,133,937

NET ASSETS, END OF YEAR                               $8,906,001   $7,238,583   $7,408,182

UNIT VALUE, END OF YEAR                                  $.73503      $.64467      $.57315

UNITS OUTSTANDING, END OF YEAR                        12,116,560   11,228,372   12,925,437


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                           2007 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)             $15,078,605
  Other                                          2,963

            Total trust property            15,081,568

LESS LIABILITY - Other                           1,514

NET ASSETS (Note 2)                        $15,080,054

UNITS OUTSTANDING                           21,715,233

UNIT VALUE                                     $.69445


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   2007 TRUST
                                                            Years Ended December 31
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $    7,329   $    7,314   $    6,683
  Accretion of original issue discount                   884,318      826,932      701,298
  Trustee's fees and expenses                             (7,337)      (7,325)      (6,675)

  Net investment income                                  884,310      826,921      701,306

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                        75,524       59,353      137,187
  Unrealized appreciation (depreciation) of
    investments                                          953,956      674,748   (1,039,668)

  Realized and unrealized gain (loss) on
    investments                                        1,029,480      734,101     (902,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,913,790   $1,561,022   $ (201,175)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2007 TRUST
                                                           Years Ended December 31
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $   884,310   $   826,921   $   701,306
  Realized gain on securities sold                      75,524        59,353       137,187
  Unrealized appreciation (depreciation)
    of investments                                     953,956       674,748    (1,039,668)

  Net increase (decrease)in  net assets
    resulting from operations                        1,913,790     1,561,022     (201,175)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         318,728     1,541,671       198,530
  Redemptions of units                                (327,475)     (300,187)     (557,763)

  Net capital share transactions                        (8,747)    1,241,484     (359,233)

NET INCREASE (DECREASE) IN NET ASSETS                1,905,043     2,802,506      (560,408)

NET ASSETS, BEGINNING OF YEAR                       13,175,011    10,372,505    10,932,913

NET ASSETS, END OF YEAR                            $15,080,054   $13,175,011   $10,372,505

UNIT VALUE, END OF YEAR                               $.69445        $.60479       $.53353

UNITS OUTSTANDING, END OF YEAR                      21,715,233    21,784,452    19,441,293


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                                                         2008 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $23,705,568
  Other                                                                       34,594

            Total trust property                                          23,740,162

LESS LIABILITY - Other                                                         9,272

NET ASSETS (Note 2)                                                      $23,730,890

UNITS OUTSTANDING                                                         36,757,279

UNIT VALUE                                                                   $.64561


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                   2008 TRUST
                                                            Years Ended December 31
                                                         1998         1997         1996

INVESTMENT INCOME
  Interest income                                     $   14,231   $   15,421   $   17,094
  Accretion of original issue
    discount                                           1,483,819    1,504,333    1,566,068
  Trustee's fees and expenses                            (11,317)     (11,957)     (12,920)

  Net investment income                                1,486,733    1,507,797    1,570,242

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       783,621      288,696      535,460
  Unrealized appreciation (depreciation)
    of investments                                     1,129,509    1,163,882   (2,866,638)

  Realized and unrealized gain (loss)
    on investments                                     1,913,130    1,452,578   (2,331,178)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $3,399,863   $2,960,375   $ (760,936)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2008 TRUST
                                                           Years Ended December 31
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $ 1,486,733   $ 1,507,797   $ 1,570,242
  Realized gain on securities sold                     783,621       288,696       535,460
  Unrealized appreciation (depreciation) of
    investments                                      1,129,509     1,163,882    (2,866,638)

  Net increase (decrease) in net assets
    resulting from operations                        3,399,863     2,960,375      (760,936)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                         447,496                   1,102,323
  Redemptions of Units                              (2,925,925)  (2,064,469)   (3,669,808)

  Net capital share transactions                    (2,478,429)  (2,064,469)   (2,567,485)

NET INCREASE (DECREASE) IN NET ASSETS                  921,434       895,906    (3,328,421)

NET ASSETS, BEGINNING OF YEAR                       22,809,456    21,913,550    25,241,971

NET ASSETS, END OF YEAR                            $23,730,890   $22,809,456   $21,913,550

UNIT VALUE, END OF YEAR                                $.64561       $.55850       $.48816

UNITS OUTSTANDING, END OF YEAR                      36,757,279    40,840,808    44,890,165


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                                              2009 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $ 9,958,384
  Other                                                            15,125

            Total trust property                                9,973,509

LESS LIABILITY - Other                                              7,379

NET ASSETS (Note 2)                                           $ 9,966,130

UNITS OUTSTANDING                                              16,350,375

UNIT VALUE                                                        $.60954


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS


                                                                   2009 TRUST
                                                            Years Ended December 31
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $    6,487   $    7,191  $     7,951
  Accretion of original issue discount                   614,533      639,710      643,976
  Trustee's fees and expenses                             (6,485)      (7,105)      (7,936)

  Net investment income                                  614,535      639,796      643,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       299,484      220,815      130,319
  Unrealized appreciation (depreciation) of
    investments                                          576,107      471,994   (1,124,284)

  Realized and unrealized gain (loss) on
    investments                                          875,591      692,809     (993,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,490,126   $1,332,605  $  (349,974)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2009 TRUST
                                                           Years Ended December 31
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                             $  614,535    $  639,796   $   643,991
  Realized gain on securities sold                     299,484       220,815       130,319
  Unrealized appreciation (depreciation) of
    investments                                        576,107       471,994    (1,124,284)

  Net increase (decrease) in net assets
    resulting from operations                        1,490,126     1,332,605      (349,974)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                                     182,231
  Redemptions of units                              (1,103,948)   (1,170,043)     (716,485)

  Net capital share transactions                    (1,103,948)   (1,170,043)     (534,254)

NET INCREASE (DECREASE) IN NET ASSETS                  386,178       162,562      (884,228)

NET ASSETS, BEGINNING OF YEAR                        9,579,952     9,417,390    10,301,618

NET ASSETS, END OF YEAR                             $9,966,130    $9,579,952   $ 9,417,390

UNIT VALUE, END OF YEAR                               $.60954        $.52533       $.45585

UNITS OUTSTANDING, END OF YEAR                      16,350,375    18,236,148    20,659,112


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1998


                                                              2000 TRUST    2010 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $26,531,652   $10,431,997
  Other                                                             5,500         6,185

           Total trust property                                26,537,152    10,438,182

LESS LIABILITY - Other                                              2,154           178

NET ASSETS (Note 2)                                           $26,534,998   $10,438,004

UNITS OUTSTANDING                                              27,855,188    18,391,957

UNIT VALUE                                                        $.95261       $.56753


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS


                                                                   2000 TRUST
                                                           Years Ended  December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $    9,671   $    9,454   $    9,437
  Accretion of original issue discount                 1,694,876    1,610,298    1,521,693
  Trustee's fees and expenses                             (9,184)      (9,020)     (9,004)

  Net investment income                                1,695,363    1,610,732    1,522,126

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain (loss) on securities sold                 85,281       97,827       54,447
  Unrealized appreciation (depreciation)
  of investments                                         (73,905)    (181,107)    (907,562)

  Realized and unrealized gain (loss) on
    investments                                           11,376      (83,280)    (853,115)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,706,739   $1,527,452   $  669,011


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS


                                                                   2010 TRUST
                                                           Years Ended  December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $    6,416   $    7,100   $    7,681
  Accretion of original issue discount                   540,842      634,768      604,550
  Trustee's fees and expenses                             (6,387)      (6,969)     (7,558)

  Net investment income                                  540,871      634,899      604,673

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold                 69,850      192,086      413,063
  Unrealized appreciation (depreciation) of
    investments                                          721,439      410,774   (1,250,513)

  Realized and unrealized gain (loss)on
    investments                                          791,289      602,860     (837,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,332,160   $1,237,759   $ (232,777)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2000 TRUST
                                                          Years Ended  December 31,
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $ 1,695,363   $ 1,610,732   $ 1,522,126
  Realized gain (loss) on securities sold               85,281        97,827        54,447
  Unrealized appreciation (depreciation)
    of investments                                     (73,905)     (181,107)     (907,562)

  Net increase (decrease) in net assets
    resulting from operations                        1,706,739     1,527,452       669,011

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       5,875,313     1,984,343       487,979
  Redemptions of units                              (3,803,375)  (2,875,921)   (1,346,695)

  Net capital share transactions                     2,071,938      (891,578)     (858,716)

NET INCREASE (DECREASE) IN NET ASSETS                3,778,677       635,874      (189,705)

NET ASSETS, BEGINNING OF YEAR                       22,756,321    22,120,447    22,310,152

NET ASSETS, END OF YEAR                            $26,534,998   $22,756,321   $22,120,447

UNIT VALUE, END OF YEAR                                $.95261       $.88976       $.83284

UNITS OUTSTANDING, END OF YEAR                      27,855,188    25,575,784    26,560,105


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2010 TRUST
                                                          Years Ended  December 31,
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $   540,871    $  634,899    $  604,673
  Realized gain (loss) on securities sold               69,850       192,086       413,063
  Unrealized appreciation (depreciation) of
    investments                                        721,439       410,774    (1,250,513)

  Net increase (decrease) in net assets
    resulting from operations                        1,332,160     1,237,759      (232,777)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,225,106     5,760,544     2,997,567
  Redemptions of units                                (540,288)   (6,927,386)   (2,968,890)

  Net capital share transactions                       684,818    (1,166,842)       28,677

NET INCREASE (DECREASE) IN NET ASSETS                2,016,978        70,917      (204,100)

NET ASSETS, BEGINNING OF YEAR                        8,421,026     8,350,109     8,554,209

NET ASSETS, END OF YEAR                            $10,438,004    $8,421,026    $8,350,109

UNIT VALUE, END OF YEAR                                $.56753       $.48925       $.42143

UNITS OUTSTANDING, END OF YEAR                      18,391,957    17,212,004    19,813,618


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                                                          2011 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $2,308,070
  Other                                                                        2,127

           Total trust property                                            2,310,197

LESS LIABILITY - Other                                                           317

NET ASSETS (Note 2)                                                       $2,309,880

UNITS OUTSTANDING                                                          4,283,180

UNIT VALUE                                                                   $.53929


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS


                                                                      2011 TRUST
                                                               Years Ended December 31,
                                                              1998       1997       1996

INVESTMENT INCOME:
  Interest income                                           $  1,507   $  2,020   $  2,130
  Accretion of original issue discount                       118,651    164,042    146,632
  Trustee's fees and expenses                                 (1,527)    (1,943)    (2,103)

  Net investment income                                      118,631    164,119    146,659

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed                          104,640
  Unrealized appreciation (depreciation) of investments      186,725     71,464   (195,003)

  Realized and unrealized gain (loss) on investments         186,725    176,104   (195,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $305,356   $340,223   $(48,344)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   2011 TRUST
                                                            Years Ended December 31,
                                                         1998         1997         1996

OPERATIONS:
  Net investment income                               $  118,631   $  164,119   $  146,659
  Realized gain on securities sold                                    104,640
  Unrealized appreciation (depreciation)
    of investments                                       186,725       71,464     (195,003)

  Net increase (decrease) in net assets
    resulting from operations                            305,356      340,223      (48,344)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           223,286                   404,419
  Redemption of units                                              (1,116,749)

  Net capital share transactions                         223,286   (1,116,749)     404,419

NET INCREASE (DECREASE) IN NET ASSETS                    528,642     (776,526)     356,075

NET ASSETS, BEGINNING OF YEAR                          1,781,238    2,557,764    2,201,689

NET ASSETS, END OF YEAR                               $2,309,880   $1,781,238   $2,557,764

UNIT VALUE, END OF YEAR                                  $.53929      $.46569      $.39709

UNITS OUTSTANDING, END OF YEAR                         4,283,180    3,824,917    6,441,209


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                                                         2002 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $11,950,688
  Other                                                                        3,324

           Total trust property                                           11,954,012

LESS LIABILITY - Other                                                           486

NET ASSETS (Note 2)                                                      $11,953,526

UNITS OUTSTANDING                                                         13,762,347

UNIT VALUE                                                                   $.86857


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF OPERATIONS


                                                                   2002 TRUST
                                                            Years Ended December 31,
                                                         1998         1997         1996

INVESTMENT INCOME:
  Interest income                                     $    5,166     $  4,996     $  4,486
  Accretion of original issue discount                   749,861      677,645      587,737
  Trustee's fees and expenses                             (2,627)      (4,866)      (4,567)

  Net investment income                                  752,400      677,775      587,656

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed            60,441       24,811       26,301
  Unrealized appreciation (depreciation) of
    investments                                          256,059      144,877     (479,823)

  Realized and unrealized gain (loss) on
    investments                                          316,500      169,688     (453,522)

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,068,900     $847,463     $134,134


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   2002 TRUST
                                                            Years Ended December 31,
                                                         1998         1997         1996

OPERATIONS:
  Net investment income                              $   752,400  $   677,775   $  587,656
  Realized gain on securities sold                        60,441       24,811       26,301
  Unrealized appreciation (depreciation) of
    investments                                          256,059      144,877     (479,823)

  Net increase in net assets resulting
    from operations                                    1,068,900      847,463      134,134

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           589,692    1,602,921      999,668
  Redemptions of units                                  (713,612)    (329,153)    (593,312)

  Net capital share transactions                        (123,920)   1,273,768      406,356

NET INCREASE IN NET ASSETS                               944,980    2,121,231      540,490

NET ASSETS, BEGINNING OF YEAR                         11,008,546    8,887,315    8,346,825

NET ASSETS, END OF YEAR                              $11,953,526  $11,008,546   $8,887,315

UNIT VALUE, END OF YEAR                                  $.86857      $.79373      $.73334

UNITS OUTSTANDING, END OF YEAR                        13,762,347   13,869,363   12,118,903



                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 1998


                                                                          2013 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $1,682,253
  Other                                                                        1,903

           Total trust property                                            1,684,156

LESS LIABILITY - Other                                                            80

NET ASSETS (Note 2)                                                       $1,684,076

UNITS OUTSTANDING                                                          3,548,349

UNIT VALUE                                                                   $.47461


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS


                                                                      2013 TRUST
                                                               Years Ended December 31,
                                                              1998       1997       1996

INVESTMENT INCOME:
  Interest income                                           $  1,279   $  1,279   $  1,409
  Accretion of original issue discount                        88,872     82,526     89,578
  Trustee's fees and expenses                                   (640)    (1,280)    (1,266)

  Net investment income                                       89,511     82,525     89,721

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                                     56,841
  Unrealized appreciation (depreciation) of
    investments                                              138,787    157,252   (241,371)

  Realized and unrealized gain (loss) on
    investments                                              138,787    157,252   (184,530)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $228,298   $239,777   $(94,809)


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  2013 TRUST
                                                            Years Ended December 31,
                                                         1998        1997          1996

OPERATIONS:
  Net investment income                               $   89,511   $   82,525   $   89,721
  Realized gain on securities sold                                                  56,841
  Unrealized appreciation (depreciation) of
    investments                                          138,787      157,252     (241,371)

  Net increase (decrease) in net assets resulting
    from operations                                      228,298      239,777      (94,809)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                                     277,784
  Redemption of units                                                             (475,164)

  Net capital share transactions                                                  (197,380)

NET INCREASE (DECREASE) IN NET ASSETS                    228,298      239,777     (292,189)

NET ASSETS, BEGINNING OF YEAR                          1,455,778    1,216,001    1,508,190

NET ASSETS, END OF YEAR                               $1,684,076   $1,455,778   $1,216,001

UNIT VALUE, END OF YEAR                                  $.47461      $.41027      $.34269

UNITS OUTSTANDING, END OF YEAR                         3,548,349    3,548,349    3,548,349


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 1998


                                                              2004 TRUST    2014 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $ 8,250,450   $26,473,515
  Other                                                             1,832        23,078

           Total trust property                                 8,252,282    26,496,593

LESS LIABILITY - Other                                                784         4,982

NET ASSETS (Note 2)                                           $ 8,251,498   $26,491,611

UNITS OUTSTANDING                                              10,460,977    60,031,399

UNIT VALUE                                                        $.78879       $.44130


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS


                                                                    2004 TRUST
                                                            Years Ended December 31,
                                                         1998        1997          1996

INVESTMENT INCOME:
  Interest income                                       $  3,839   $    4,366     $  4,441
  Accretion of original issue discount                   517,767      556,688      543,331
  Trustee's fees and expenses                             (3,721)      (4,217)      (4,777)

  Net investment income                                  517,885      556,837      542,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       164,436      429,318       83,953
  Unrealized appreciation (depreciation)
    of investments                                       207,329      152,350     (586,245)

  Realized and unrealized gain (loss) on
    investments                                          371,765      581,668     (502,292)

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $889,650   $1,138,505     $ 40,703


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS


                                                                   2014 TRUST
                                                            Years Ended December 31,
                                                         1998        1997          1996

INVESTMENT INCOME:
  Interest income                                     $   19,256   $   21,572    $  23,635
  Accretion of original issue discount                 1,464,616    1,515,782    1,600,126
  Trustee's fees and expenses                            (15,177)     (15,987)     (17,481)

  Net investment income                                1,468,695    1,521,367    1,606,280

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold              1,722,576        2,627     (688,528)
  Unrealized appreciation (depreciation)
    of investments                                        53,921    2,654,490   (1,102,292)

  Realized and unrealized gain (loss)
    on investments                                     1,776,497    2,657,117   (1,790,820)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $3,245,192   $4,178,484   $ (184,540)



                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      2004 TRUST
                                                            Years Ended December 31,
                                                         1998        1997          1996

OPERATIONS:
  Net investment income                               $  517,885   $  556,837   $  542,995
  Realized gain on securities sold                       164,436      429,318       83,953
  Unrealized appreciation (depreciation)
    of investments                                       207,329      152,350     (586,245)

  Net increase (decrease) in net assets
    resulting from operations                            889,650    1,138,505       40,703

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           796,913      513,283    2,528,106
  Redemptions of units                                (1,486,459)  (2,219,459)  (1,342,267)

  Net capital share transactions                        (689,546)  (1,706,176)   1,185,839

NET INCREASE (DECREASE) IN NET ASSETS                    200,104     (567,671)   1,226,542

NET ASSETS, BEGINNING OF YEAR                          8,051,394    8,619,065    7,392,523

NET ASSETS, END OF YEAR                               $8,251,498   $8,051,394   $8,619,065

UNIT VALUE, END OF YEAR                                  $.78879      $.70618      $.63949

UNITS OUTSTANDING, END OF YEAR                        10,460,977   11,401,318   13,477,969


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2014 TRUST
                                                          Years Ended December 31,
                                                      1998          1997          1996

OPERATIONS:
  Net investment income                            $ 1,468,695    $1,521,367   $ 1,606,280
  Realized gain (loss) on securities sold            1,722,576         2,627      (688,528)
  Unrealized appreciation (depreciation)
    of investments                                      53,921     2,654,490    (1,102,292)

  Net increase (decrease) in net assets
    resulting from operations                        3,245,192     4,178,484      (184,540)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                      12,948,776     5,440,489    20,777,671
  Redemptions of units                              (9,990,644)  (10,272,293)  (12,608,859)

  Net capital share transactions                     2,958,132    (4,831,804)    8,168,812

NET INCREASE (DECREASE) IN NET ASSETS                6,203,324      (653,320)    7,984,272

NET ASSETS, BEGINNING OF YEAR                       20,288,287    20,941,607    12,957,335

NET ASSETS, END OF YEAR                            $26,491,611   $20,288,287   $20,941,607

UNIT VALUE, END OF YEAR                                $.44130       $.38263       $.31570

UNITS OUTSTANDING, END OF YEAR                      60,031,399    53,023,893    66,334,438


                              See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

(a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

(b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

(c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, DECEMBER 31, 1998

    Series A (2003 Trust)

Cost of 59,850,919 units at Dates of Deposit                    $14,560,959
Less sales charge                                                   254,817
Net amount applicable to Holders                                 14,306,142
Realized gain on securities sold                                 13,298,272
Unrealized appreciation of investments                            7,913,243
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (7,706,143)
Undistributed net investment income                              20,776,287

Net assets                                                      $48,587,801

Series B (2001 Trust)

Cost of 53,520,078 units at Dates of Deposit                    $16,868,982
Less sales charge                                                   253,035
Net amount applicable to Holders                                 16,615,947
Realized gain on securities sold                                 14,424,949
Unrealized appreciation of investments                            1,930,560
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (4,458,572)
Undistributed net investment income                              20,298,282

Net assets                                                      $48,811,166

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1998 (Continued)

Series B (2005 Trust)

Cost of 33,867,164 units at Dates of Deposit                    $ 8,602,812
Less sales charge                                                   150,549
Net amount applicable to Holders                                  8,452,263
Realized gain on securities sold                                  6,207,677
Unrealized appreciation of investments                            3,666,856
Redemptions of units - redemption amounts less net cost
  of units redeemed                                                 432,590
Undistributed net investment income                               6,891,832

Net assets                                                      $25,651,218

     Series C (2006 Trust)

Cost of 12,116,560 units at Dates of Deposit                    $ 3,492,758
Less sales charge                                                    61,123
Net amount applicable to Holders                                  3,431,635
Realized gain on securities sold                                  1,797,524
Unrealized appreciation of investments                              960,220
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,297,540
Undistributed net investment income                               1,419,082

Net assets                                                      $ 8,906,001

    Series D (2007 Trust)

Cost of 21,715,233 units at Dates of Deposit                    $ 4,267,979
Less sales charge                                                    85,360
Net amount applicable to Holders                                  4,182,619
Realized gain on securities sold                                  4,373,994
Unrealized appreciation of investments                            3,621,683
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (1,997,141)
Undistributed net investment income                               4,898,899

Net assets                                                      $15,080,054

     Series E (2008 Trust)

Cost of 36,757,279 units at Dates of Deposit                    $ 7,311,222
Less sales charge                                                   146,224
Net amount applicable to Holders                                  7,164,998
Realized gain on securities sold                                 10,302,635
Unrealized appreciation of investments                            5,881,857
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (6,938,402)
Undistributed net investment income                               7,319,802

Net assets                                                      $23,730,890

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1998 (Continued)

    Series F (2009 Trust)

Cost of 16,350,375 units at Dates of Deposit                    $ 3,559,929
Less sales charge                                                    35,599
Net amount applicable to Holders                                  3,524,330
Realized loss on securities sold                                     66,202
Unrealized appreciation of investments                            2,587,017
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                826,112
Undistributed net investment income                               2,962,469

Net assets                                                      $ 9,966,130

     Series G (2000 Trust)

Cost of 27,855,188 units at Dates of Deposit                    $17,682,008
Less sales charge                                                   265,230
Net amount applicable to Holders                                 17,416,778
Realized gain on securities sold                                    541,096
Unrealized appreciation of investments                              487,089
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              2,971,285
Undistributed net investment income                               5,118,750

Net assets                                                      $26,534,998

     Series G (2010 Trust)

Cost of 18,391,957 units at Dates of Deposit                    $ 4,759,098
Less sales charge                                                    95,182
Net amount applicable to Holders                                  4,663,916
Realized gain on securities sold                                  2,796,757
Unrealized appreciation of investments                            1,384,753
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                787,949
Undistributed net investment income                                 804,629

Net assets                                                      $10,438,004

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1998 (Continued)

     Series H (2011 Trust)

Cost of 4,283,180 units at Dates of Deposit                     $ 1,282,342
Less sales charge                                                    25,647
Net amount applicable to Holders                                  1,256,695
Realized gain on securities sold                                    658,774
Unrealized appreciation of investments                              435,313
Redemptions of units - net cost of units redeemed less
  redemption amounts                                               (449,955)
Undistributed net investment income                                 409,053

Net assets                                                      $ 2,309,880

     Series I (2002 Trust)

Cost of 13,762,347 units at Dates of Deposit                    $ 8,852,187
Less sales charge                                                   132,783
Net amount applicable to Holders                                  8,719,404
Realized gain on securities sold                                    145,207
Unrealized appreciation of investments                              714,196
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                  4,506
Undistributed net investment income                               2,370,213

Net assets                                                      $11,953,526

     Series J (2013 Trust)

Cost of 3,548,349 units at Dates of Deposit                     $   936,698
Less sales charge                                                    18,734
Net amount applicable to Holders                                    917,964
Realized loss on securities sold                                    (15,485)
Unrealized appreciation of investments                              416,927
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 72,037
Undistributed net investment income                                 292,633

Net assets                                                      $ 1,684,076

     Series K (2004 Trust)

Cost of 10,460,977 units at Dates of Deposit                    $ 6,005,794
Less sales charge                                                   120,116
Net amount applicable to Holders                                  5,885,678
Realized gain on securities sold                                    686,941
Unrealized appreciation of investments                              673,466
Redemption of units - net cost of units redeemed less
  redemption amounts                                               (185,339)
Undistributed net investment income                               1,190,752

Net assets                                                      $ 8,251,498

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 1998 (Concluded)

     Series K (2014 Trust)

Cost of 60,031,399 units at Dates of Deposit                    $18,418,152
Less sales charge                                                   368,363
Net amount applicable to Holders                                 18,049,789
Realized gain on securities sold                                  2,940,938
Unrealized appreciation of investments                            2,761,427
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,203,489
Undistributed net investment income                               1,535,968

Net assets                                                      $26,491,611

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

       Series       Trust           1998              1997              1996

   A            2003                 0           295,618           335,709
   B            2001           749,573           499,725         1,049,370
   B            2005         2,941,197         1,222,534         2,047,138
   C            2006         1,681,203           420,107         5,142,683
   D            2007           458,880         2,872,766           397,026
   E            2008           780,399                 0         2,285,094
   F            2009                 0                 0           389,225
   G            2000         6,346,370         2,356,540           596,716
   G            2010         2,245,742        13,001,876         7,645,028
   H            2011           458,263                 0         1,105,160
   I            2002           727,856         2,168,572         1,390,455
   J            2013                 0                 0           829,985
   K            2004         1,072,923           770,557         4,088,054
   K            2014        31,094,278        16,314,688        68,769,448

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS (Continued)

     Units were redeemed as follows:

Series         Trust           1998              1997              1996

   A            2003         5,826,527         8,066,861         7,108,646
   B            2001         4,662,930         5,992,055         7,988,798
   B            2005         2,316,917         2,976,435         3,967,657
   C            2006           793,015         2,117,172         1,604,908
   D            2007           528,099           529,607         1,057,295
   E            2008         4,863,928         4,049,357         7,812,795
   F            2009         1,885,773         2,422,964         1,612,044
   G            2000         4,066,966         3,340,861         1,673,631
   G            2010         1,065,789        15,603,490         7,393,245
   H            2011                 0         2,616,292                 0
   I            2002           834,872           418,112           834,868
   J            2013                 0                 0         1,473,737
   K            2004         2,013,264         2,847,208         2,173,415
   K            2014        24,086,772        29,625,233         4,288,897

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At December 31, 1998, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

    It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1998


     Portfolio No.                                                  Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount       (Note A)     (Note A)

Series A (2003 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     8/15/03     $59,721,625   $40,362,380   $48,261,353
2  U.S. Treasury Bonds       11.125     8/15/03         192,475       228,549       242,819

   Total                                            $59,914,100   $40,590,929   $48,504,172

Series B (2001 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/01     $53,556,325   $46,616,340   $48,560,880
2  U.S. Treasury Bonds       11.750     2/15/01         158,800       195,260       181,280

   Total                                            $53,715,125   $46,811,600   $48,742,160

Series B (2005 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/05     $34,072,940   $21,828,527   $25,491,175
2  U.S. Treasury Bonds       11.625     11/15/04        102,141       133,331       137,539

   Total                                            $34,175,081   $21,961,858   $25,628,714

Series C (2006 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/06     $12,415,000   $ 7,892,132   $ 8,850,516
2  U.S. Treasury Bonds        9.375     2/15/06          41,698        51,433        53,269

   Total                                            $12,456,698   $ 7,943,565   $ 8,903,785

Series D (2007 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/07     $22,150,000   $11,370,888   $14,977,625
2  U.S. Treasury Bonds        9.375     2/15/06          79,045        86,034       100,980

   Total                                            $22,229,045   $11,456,922   $15,078,605














                                             D-47

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1998


     Portfolio No.                                                  Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount       (Note A)     (Note A)

Series E (2008 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/08     $36,734,000   $17,669,172   $23,524,417
2  U.S. Treasury Bonds        9.375     2/15/06         141,801       154,539       181,151

   Total                                            $36,875,801   $17,823,711   $23,705,568

Series F (2009 Trust)

 1 Stripped Treasury
    Securities (Note B)          0%     2/15/09     $16,371,000   $ 7,298,248   $ 9,875,953
 2 U.S. Treasury Bonds        9.375     2/15/06          64,525        73,119        82,431

   Total                                            $16,435,525   $ 7,371,367   $ 9,958,384

Series G (2000 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/00     $27,786,000   $25,919,202   $26,413,066
2  U.S. Treasury Notes        8.500     2/15/00         113,922       125,361       118,586

   Total                                            $27,899,922   $26,044,563   $26,531,652

Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/10     $18,253,000   $ 8,964,439   $10,339,211
2  U.S. Treasury Bonds        9.375     2/15/06          72,631        82,805        92,786

   Total                                            $18,325,631   $ 9,047,244   $10,431,997






















                                             D-48

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 1998


     Portfolio No.                                                  Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount       (Note A)     (Note A)

Series H (2011 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/11     $ 4,299,000   $ 1,852,210   $ 2,286,548
2  U.S. Treasury Bonds        9.375     2/15/06          16,847        20,547        21,522

   Total                                            $ 4,315,847   $ 1,872,757   $ 2,308,070

Series I (2002 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     02/15/02    $13,708,000   $11,167,020   $11,879,613
2  U.S. Treasury Notes        7.500     11/15/01         66,135        69,472        71,075

         Total                                      $13,774,135   $11,236,492   $11,950,688

Series J (2013 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     02/15/13    $ 3,552,000   $ 1,249,953   $ 1,665,210
2  U.S. Treasury Bonds       10.375     11/15/12(C)      12,328        15,373        17,043

   Total                                            $ 3,564,328   $ 1,265,326   $ 1,682,253

Series K (2004 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/04     $10,384,000   $ 7,513,101   $ 8,184,035
2  U.S. Treasury Notes        5.875     2/15/04          62,934        63,883        66,415

   Total                                            $10,446,934   $ 7,576,984   $ 8,250,450

Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/14     $59,411,000   $23,434,130   $26,165,139
2  U.S. Treasury Bonds       11.250     2/15/15         186,189       277,958       308,376

   Total                                            $59,597,189   $23,712,088   $26,473,515














                                             D-49

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 1998


Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.
Note C - Callable at par commencing 11/15/07.

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ('ZERO') U.S TREASURY SECURITIES,
Information Supplement                   SERIES A-K
that gives more details about            (Unit Investment Trusts)
the Fund, by calling:                    ---------------------------------------
The Chase Manhattan Bank                 This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file numbers:
                                         2-89536, 2-94915, 33-02813, 33-13386,
                                         33-21320, 33-28038, 33-34403, 33-39606,
                                         33-47078, 33-49519 and 33-53085);
                                         o Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      14850--4/99

                       THE MERRILL LYNCH FUND OF STRIPPED
                 ('ZERO') U.S. TREASURY SECURITIES, SERIES A-K
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund,
        Freddie Mac Series 12, 1933 Act File No. 33-56849.

                  THE MERRILL LYNCH FUND OF STRIPPED ('ZERO')
                      U.S. TREASURY SECURITIES, SERIES A-K

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, THE MERRILL LYNCH FUND OF STRIPPED ('ZERO') U.S. TREASURY SECURITIES, SERIES A-K, HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 7TH DAY OF APRIL, 1999.

                         SIGNATURES APPEAR ON PAGES R-3

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)